Significant Agreements	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Significant Agreements
10. Paragon Option Agreement
Paragon Option Agreement
In July 2024, the Company entered into an Antibody Discovery and Option Agreement with Paragon and Parade for the selected target, APRIL, for the Company’s initial research program,
JADE-001,
which was amended in September 2024 to add two additional undisclosed targets for additional research programs named
JADE-002
and
JADE-003.
Under the Paragon Option Agreement, Jade has the exclusive option (an “Option”), on a Research
Program-by-Research
Program basis, to enter into a separate agreement with Paragon consistent with a set of terms that are pre-negotiated
and attached to the Paragon Option Agreement as an exhibit (a “License Agreement”). If the Company exercises its options and finalizes the related license agreement, it will be required to make non-refundable
milestone payments to Paragon of up to $12.0 million under each respective agreement upon the achievement of certain clinical development milestones, up to $10.0 million under each respective agreement upon the achievement of certain regulatory milestones, as well as tiered royalty payments in the low-to-mid
single-digits beginning on the first commercial sale of each developed product. From time to time, the Company can choose to add additional targets by mutual agreement with Paragon.
Under the terms of the agreement, Paragon agreed to perform certain research activities to discover, generate, identify, and characterize one or more antibody candidates directed to certain mutually agreed therapeutic targets of interest to Jade (each, a “Research Program”). The Option with respect to each Research Program is exercisable at Jade’s sole discretion at any time during the period beginning on the initiation of activities under the associated Research Program and ending a specified number of days following the delivery of the data package from Paragon related to the results of the Research Program (an “Option Period”). The Paragon Option Agreement requires Jade, Paragon, and Parade to develop a research plan for each target that includes design, modeling, synthesis, evaluation, and other mutually agreed activities (each, a “Research Plan”), which activities may include performing preclinical studies. Paragon will perform the activities set forth in each Research Plan on the timelines set forth in such Research Plan and in compliance with a mutually agreed budget. Each Research Program will be overseen and coordinated by a joint development committee consisting of two employees from Jade and two employees from Paragon, with Jade and Paragon each having one vote with respect to decisions of the committee. When Paragon and Parade have produced an antibody against a selected target, and upon the completion of each Research Program, Paragon and Parade will deliver to Jade a data package that includes sequence information for all then-existing antibodies and information directed to such target. Jade, Paragon and Parade have developed a Research Plan for
JADE-001
consistent with the foregoing, and Paragon and Parade have delivered an antibody against APRIL in accordance with such Research Plan.

Unless terminated earlier, the Paragon Option Agreement shall continue in force on a Research
Program-by-Research
Program basis until the later of: (i) the end of the Option Period for such Research Program, as applicable, if such Option is not exercised by the Company; (ii) if the Company exercises its Option with respect to a Research Program, but the parties are unable to finalize and execute a License Agreement within
30 days
, the expiration of such
30-day
period (subject to any mutually agreed extension of such period); and (iii) the expiration of the applicable Research Term (as defined under the Paragon Option Agreement). The Company may terminate the Paragon Option Agreement or any Research Program at any time for any or no reason upon
30 days
’ prior written notice to Paragon, provided that the Company must pay certain unpaid fees due to Paragon upon such termination, as well as any non-cancellable
obligations reasonably incurred by Paragon in connection with its activities under any terminated Research Program. Paragon may terminate the Paragon Option Agreement or a Research Program immediately upon written notice to the Company if, as a result of any action or failure to act by the Company or its affiliates, such Research Program or all material activities under the applicable Research Plan are suspended, discontinued or otherwise delayed for a certain consecutive number of months. Each party has the right to terminate the Paragon Option Agreement or any Research Program upon (i)
30 days
’ prior written notice of the other party’s material breach that remains uncured for the
30-day
period and (ii) the other party’s bankruptcy.
Under the Paragon Option Agreement, the Company reimbursed Paragon $5.6 million for research and development costs that per the agreement were incurred by Paragon related to APRIL prior to entering into the Paragon Option Agreement and other costs incurred by Paragon to support the Company’s activities through June 30, 2024. Of this upfront research and development costs related to APRIL, a total of $5.5 million was recognized as research and development expense in the Company’s consolidated statement of operations and comprehensive loss during the period from June 18, 2024 (inception) to December 31, 2024. The Company paid $5.6 million to Paragon in August 2024. The Company is also required to pay Paragon for certain development fees and costs on a Research
Program-by-Research
Program basis. Under the Paragon Option Agreement, the Company is also responsible for any additional development costs incurred by Paragon, which from July 1, 2024 to December 31, 2024 totaled $10.8 million, of which $10.6 million was recognized as research and development expense in the Company’s consolidated statement of operations and comprehensive loss during the period from June 18, 2024 (inception) to December 31, 2024. An amount of $3.5 million is included in related party accrued expenses and other current liabilities within the Company’s consolidated balance sheet as of December 31, 2024. Under the Paragon Option Agreement, the Company is obligated to pay Paragon $1.3 million following finalization of the research plan for APRIL, which was paid in November 2024. Additionally, the Company is obligated to pay Paragon $1.5 million following nomination of a development candidate for APRIL, which was paid in December 2024. These amounts were recognized as research and development expense in the Company’s consolidated statement of operations and comprehensive loss during the period from June 18, 2024 (inception) to December 31, 2024.
The Company will reimburse Paragon $1.5 million for development costs related to
JADE-002
incurred by Paragon through December 31, 2024, of which $1.4 million was recognized as research and development expense in the Company’s consolidated statement of operations and comprehensive loss during the period from June 18, 2024 (inception) to December 31, 2024. An amount of $1.2 million is included in related party accrued expenses and other current liabilities as of December 31, 2024. The Company paid $0.3 million of development costs related to
JADE-002
in October 2024. Additionally, the Company was obligated to pay Paragon $1.0 million following the finalization of the research plan, which occurred in November 2024 and was paid in December 2024, as well as for subsequent development costs related to
JADE-002.
These amounts were recognized as research and development expense in the Company’s consolidated statement of operations and comprehensive loss during the period from June 18, 2024 (inception) to December 31, 2024.
The Company will reimburse Paragon $1.2 million for development costs related to
JADE-003
incurred by Paragon through December 31, 2024. This amount was recognized as research and development expense in the Company’s consolidated statement of operations and comprehensive loss during the period from June 18, 2024 (inception) to December 31, 2024. An amount of $0.9 million is included in related party accrued expenses and other current liabilities as of December 31, 2024. The Company paid $0.3 million of development costs related to
JADE-003
in October 2024. Additionally, the Company was obligated to pay Paragon $1.0 million following the finalization of the research plan, which was paid in December 2024, as well as for subsequent development costs related to
JADE-003.
These amounts were recognized as research and development expense in the Company’s consolidated statement of operations and comprehensive loss during the period from June 18, 2024 (inception) to December 31, 2024.
Any License Agreement entered into with respect to a given Research Program is expected to be consistent with pre-negotiated
terms attached to the Paragon Option Agreement and shall contain the same milestone payment obligations as the Paragon Option Agreement, provided that any milestone set in the Paragon Option Agreement that has not yet been achieved and is duplicated in such License Agreement shall no longer be achievable and payable under the terms of the Paragon Option Agreement and shall only be achievable under the terms of the License Agreement. For the avoidance of doubt, if a milestone is achieved and paid by Jade pursuant to the Paragon Option Agreement for a certain Research Program, then there shall be no milestone payment due for the achievement of such milestone under a subsequently executed License Agreement for such Research Program. Further, under a License Agreement, Jade would also be required to make royalty payments to Paragon in the low to mid-single-digit percentage range based on net sales of products, subject to certain reductions. The royalty term will terminate on a product-by-product
and
country-by-country
basis upon the later of the expiration of the
last-to-expire
valid claim within the relevant patent rights or the twelfth anniversary of the first commercial sale of such product in such country.
Additionally, as part of the Paragon Option Agreement, on each of December 31, 2025 and December 31, 2026, Jade will grant Parade warrants to purchase a number of shares equal to 1.00% of Jade’s outstanding capital stock as of the date of the grant on a fully-diluted basis, with an exercise price equal to the fair market value of the underlying shares of Jade common stock on each respective grant date. Parade is an entity formed by Paragon as a vehicle to hold equity in Jade in order to share profits with certain employees of Paragon and will not perform any substantive role under the Paragon Option Agreement other than to receive such warrants. The warrants are liability-classified and after the initial recognition, the liability is adjusted to fair value at the end of each reporting period, with changes in fair value recorded in the consolidated statement of operations and comprehensive loss (see Note 8).
The Company expenses the fees incurred under the Paragon Option Agreement as the associated costs are incurred when the underlying services are rendered. Such amounts are classified within research and development expenses in the accompanying consolidated statement of operations and comprehensive loss.
The Company concluded that the rights obtained under the Paragon Option Agreement represent an asset acquisition whereby the underlying assets comprise in-process
research and development assets with no alternative future use. The Paragon Option Agreement did not qualify as a business combination because substantially all of the fair value of the assets acquired was concentrated in the exclusive license options, which represent a group of similar identifiable assets. The research initiation fees represent a one-time
cost on a research
program-by
research program basis for accessing research services or resources with benefits that are expected to be consumed in the near term, therefore the amounts paid are expensed as part of research and development costs immediately. Amounts paid as reimbursements of on-going
development cost, monthly development cost fee and additional development expenses incurred by Paragon due to work completed for selected targets prior to the effective date of the Paragon Option Agreement and Amendment to the Paragon Option Agreement that associated with services being rendered under the related Research Programs is recognized as research and development expense when incurred.
For the period from June 18, 2024 (inception) to December 31, 2024 the Company recognized $24.6 million of research and development expenses in connection with services provided by Paragon under the Paragon Option Agreement and the
JADE-001
License Agreement (as defined below).

JADE-001
License Agreement
On October 30, 2024, Jade entered into a License Agreement for all antibodies discovered, generated, identified or characterized by Paragon in the course of performing the
JADE-001
research program directed to APRIL, antibodies created by Jade derived from the licensed antibodies and directed to APRIL, and products that comprise the foregoing with Paragon (the
“JADE-001
License Agreement”) consistent with the
pre-negotiated
terms agreed to upon execution of the Paragon Option Agreement, pursuant to which Paragon granted Jade a royalty-bearing, worldwide, exclusive and sublicensable license with respect to certain inventions, patent rights, sequence information and other intellectual property rights related to monospecific antibodies directed at the APRIL target (the “Licensed Antibody Technology”) to use, make, sell, import, export and otherwise exploit certain monospecific antibodies and products targeting APRIL in the field of prophylaxis, palliation, treatment and diagnosis of human disease and disorders in all therapeutic areas (the “field”) and worldwide (the “territory”). Under the terms of the
JADE-001
License Agreement, Jade is obligated to pay Paragon up to $22.0 million based on specific development and regulatory milestones, including a $1.5 million fee for nomination of a development candidate, which was paid in December 2024, and a further milestone payment of $2.5 million upon the first dosing of a human patient in a Phase 1 trial. Following the execution of the
JADE-001
License Agreement, Jade is solely responsible for, and has sole authority and control over, all aspects of the development, manufacturing and commercialization of
JADE-001,
including regulatory strategy, communications, filings and activities (including clinical trials). In addition, the following summarizes other key terms of the
JADE-001
License Agreement:

•
Paragon also granted Jade a royalty-bearing, worldwide,
non-exclusive,
sublicensable right and license under the Licensed Antibody Technology to use, make, sell, import, export or otherwise exploit certain multispecific antibodies and products targeting APRIL.

•	Paragon will not conduct any new campaigns that generate APRIL monospecific antibodies in the field for at least five years.

•
Paragon may pursue the development and commercialization of multispecific antibodies and products directed at the APRIL target in the field and in the territory, and Jade has a right of first negotiation for any such multispecific antibodies and products proposed by Paragon for a period of five years from the execution of the
JADE-001
License Agreement. If Jade does not exercise its right of first negotiation, or if the parties are unable to agree on a definitive agreement, Paragon may proceed without any obligations to Jade with respect to the right of first negotiation, and Jade’s non-exclusive
license will exclude any multispecific antibodies and products that were the subject of the right of first negotiation.

•
Jade will pay Paragon a
low-to-mid
single-digit percentage royalty based on annual net sales of the products in the field and in the territory, and a mid single-digit percentage royalty based on annual net sales of the multispecific products in the field and in the territory, subject to a 30% reduction if there is no valid patent covering the product in the country.

•
The royalty term ends on the later of (i) the twelfth anniversary of such date or (ii) the expiration of the last-to-
expire valid patent covering the product or the multispecific product in the country at issue.

•	The JADE-001 License Agreement may be terminated on 60 days’ notice by Jade; on material breach without cure; and to the extent permitted by law, on a party’s insolvency or bankruptcy.

•
With respect to patents licensed to Jade under the
JADE-001
License Agreement that have been filed as of the effective date of the
JADE-001
License Agreement, Jade will control the preparing, filing, prosecuting and maintenance of such patents. With respect to patents filed after the effective date of the
JADE-001
License Agreement, Paragon will control the preparing, filing, prosecuting and maintaining of such patents until the final deliverable for the relevant research program is delivered to Jade, after which Jade will control the preparing, filing, prosecuting and maintain of such patents.

•
Jade shall have the right to grant sublicenses under the
JADE-001
License Agreement, provided that (i) any sublicense agreement is consistent with all relevant terms, conditions and restrictions of the
JADE-001
License Agreement, (ii) Jade provides Paragon with a copy of each sublicense agreement and any amendments thereto within 30 days following execution thereof and (iii) Jade remains responsible for all payments and obligations due under the JADE-001 License Agreement.

•
On a
product-by-product
basis, Jade is obligated to pay sublicensing fees of up to approximately $20.1 million, mainly upon the achievement of commercial milestones. Jade has the option, during specified periods, to pay a non-refundable
lump-sum
buyout payment on a
product-by-product
basis to extinguish future milestone payment obligations with respect to such product.

In December 2024, Jade completed its selection of its development candidate for the
JADE-001
program and paid Paragon the related $1.5 million milestone payment and recorded the payment as research and development expense in Jade’s consolidated statements of operations and comprehensive loss during the period June 18, 2024 (inception) to December 31, 2024. Jade recorded a $0.1 million nonrefundable sublicensee fee under the
JADE-001
License Agreement as research and development expense in Jade’s consolidated statement of operations and comprehensive loss during the period June 18, 2024 (inception) to December 31, 2024.
Cell Line License Agreement
On February 3, 2025, the Company entered into an amended and restated cell line license agreement (the “Cell Line License Agreement”) with WuXi Biologics Ireland Limited (“WuXi Biologics Ireland”). Under the Cell Line License Agreement, the Company received a non-exclusive,
worldwide, sublicensable license to certain of WuXi Biologics Ireland’s patent rights, know-how,
cell line, biological materials and media and feeds to develop, manufacture, have manufactured, make, have made, import, sell, keep, commercialize and otherwise deal in, use and exploit certain therapeutic products produced through the use of the cell lines licensed by WuXi Biologics Ireland under the Cell Line License Agreement (the “WuXi Biologics Ireland Licensed Products”).
JADE-001
is, and Jade anticipates that
JADE-002
will be, manufactured using a cell line licensed under the Cell Line License Agreement. A cell line has not yet been selected for
JADE-003.
In consideration for the license, the Company incurred a
non-refundable
license fee of $0.2 million in November 2024 which was recorded as research and development expense in the Company’s consolidated statement of operations and comprehensive loss during the period June 18, 2024 (inception) to December 31, 2024, and may incur additional non-refundable
license fees up to $0.1 million. Additionally, if the Company manufactures all of its commercial supplies of bulk drug product for a particular product with a manufacturer other than WuXi Biologics Ireland or its affiliates, it is required to make royalty payments to WuXi Biologics Ireland in an amount equal to a fraction of a single digit percentage of global net sales of the WuXi Biologics Ireland Licensed Products manufactured by a third-party manufacturer (the “Royalty”). If the Company manufactures part of its commercial supplies of the WuXi Biologics Ireland Licensed Products with WuXi Biologics Ireland or its affiliates, then the Royalty will be reduced accordingly on a pro rata basis. The Company has the option, at any time, to pay WuXi Biologics Ireland a non-refundable
lump-sum
royalty buyout payment on a drug
product-by-drug
product basis to extinguish future Royalty obligations with respect to such drug product.
The Cell Line License Agreement will continue indefinitely unless terminated (i) by the Company upon six months’ prior written notice and its payment of all undisputed amounts due to WuXi Biologics Ireland through the effective date of termination, (ii) by either party for a material breach by the other party that remains uncured for 60 days after written notice, (iii) by WuXi Biologics Ireland if the Company fails to make a payment and such failure continues for 30 days after receiving notice of such failure, or (iv) by either party upon the other party’s bankruptcy.

11. Significant Agreements
Paragon Option Agreement
In July 2024, the Company entered into an Antibody Discovery and Option Agreement with Paragon and Parade (the “Paragon Option Agreement”) for the selected target, APRIL, for the Company’s initial research program, JADE101. The Paragon Option Agreement was amended in September 2024 to add two additional targets for JADE201 and
JADE-003.
Under the Paragon Option Agreement, Jade has the exclusive option (an “Option”), on a Research
Program-by-Research
Program (as defined below) basis, to enter into a separate agreement with Paragon consistent with a set of terms that are pre-negotiated
and attached to the Paragon Option Agreement as an exhibit (a “License Agreement”). If the Company exercises an
O
ption and finalizes the related license agreement, it will be required to make non-refundable
milestone payments to Paragon of up to $12.0
million under such license agreement upon the achievement of certain clinical development milestones, up to
$10.0
million under such license agreement upon the achievement of certain regulatory milestones, as well as tiered royalty payments in the low-to-mid
single-digits beginning on the first commercial sale of each developed product. From time to time, the Company can choose to add additional targets to the Paragon Option Agreement by mutual agreement with Paragon.
Under the terms of the Paragon Option Agreement, Paragon agreed to perform certain research activities to discover, generate, identify, and characterize one or more antibody candidates directed to certain mutually agreed therapeutic targets of interest to Jade (each, a “Research Program”). The Option with respect to each Research Program is exercisable at Jade’s sole discretion at any time during the period beginning on the initiation of activities under the associated Research Program and ending a specified number of days following the delivery of the data package from Paragon related to the results of the Research Program (an “Option Period”). The Paragon Option Agreement requires Jade, Paragon, and Parade to develop a research plan for each target that includes design, modeling, synthesis, evaluation, and other mutually agreed activities (each, a “Research Plan”), which activities may include performing preclinical studies. Paragon will perform the activities set forth in each Research Plan on the timelines set forth in such Research Plan and in compliance with a mutually agreed budget. Each Research Program will be overseen and coordinated by a joint development committee consisting of two employees from Jade and two employees from Paragon, with Jade and Paragon each having one vote with respect to decisions of the committee. When Paragon and Parade have produced an antibody against a selected target, and upon the completion of each Research Program, Paragon and Parade will deliver to Jade a data package that includes sequence information for all then-existing antibodies and information directed to such target. Jade, Paragon and Parade have developed a Research Plan for JADE101, JADE201, and
JADE-003
consistent with the foregoing, and Paragon and Parade have delivered the respective antibodies in accordance with the Research Plans.
Any License Agreement entered into with respect to a given Research Program is expected to be consistent with pre-negotiated
terms attached to the Paragon Option Agreement and shall contain the same milestone payment obligations as the Paragon Option Agreement, provided that any milestone set in the Paragon Option Agreement that has not yet been achieved and is duplicated in such License Agreement shall no longer be achievable and payable under the terms of the Paragon Option Agreement and shall only be achievable under the terms of the License Agreement. For the avoidance of doubt, if a milestone is achieved and paid by Jade pursuant to the Paragon Option Agreement for a certain Research Program, then there shall be no milestone payment due for the achievement of such milestone under a subsequently executed License Agreement for such Research Program. Further, under a License Agreement, Jade would also be required to make royalty payments to Paragon in the low to mid-single-digit
percentage range based on net sales of products, subject to certain reductions. The royalty term will terminate on a product-by-product
and
country-by-country
basis upon the later of the expiration of the
last-to-expire
valid claim within the relevant patent rights or the twelfth anniversary of the first commercial sale of such product in such country.
Unless terminated earlier, the Paragon Option Agreement shall continue in force on a Research
Program-by-Research
Program basis until the later of: (i) the end of the Option Period for such Research Program, as applicable, if such Option is not exercised by the Company; (ii) if the Company exercises its Option with respect to a Research Program, but the parties are unable to finalize and execute a License Agreement within 30 days, the expiration of such
30-day
period (subject to any mutually agreed extension of such period); and (iii) the expiration of the applicable Research Term (as defined under the Paragon Option Agreement). The Company may terminate the Paragon Option Agreement or any Research Program at any time for any or no reason upon 30 days’ prior written notice to Paragon, provided that the Company must pay certain unpaid fees due to Paragon upon such termination, as well as any non-cancellable
obligations reasonably incurred by Paragon in connection with its activities under any terminated Research Program. Paragon may terminate the Paragon Option Agreement or a Research Program immediately upon written notice to the Company if, as a result of any action or failure to act by the Company or its affiliates, such Research Program or all material activities under the applicable Research Plan are suspended, discontinued or otherwise delayed for a certain consecutive number of months. Each party has the right to terminate the Paragon Option Agreement or any Research Program upon (i) 30 days’ prior written notice of the other party’s material breach that remains uncured for the
30-day
period and (ii) the other party’s bankruptcy.
Under the Paragon Option Agreement, the Company is responsible for any additional development costs incurred by Paragon relating to APRIL, which totaled $0.2 million and $2.2 million for the three and nine months ended September 30, 2025, respectively, and $12.5 million and $12.6 million for the three months ended September 30, 2024 and the period of June 18, 2024 (Inception) through September 30, 2024, respectively. These costs were recognized as research and development expense in the Company’s condensed consolidated statement of operations and comprehensive loss. As of September 30, 2025, a total of $0.2 million related to APRIL remains in related party accrued expenses and other current liabilities in the Company’s condensed balance sheet.
Additionally, the Company is responsible for any additional development costs incurred by Paragon relating to JADE201, which totaled $0.1 million and $4.2 million for the three and nine months ended September 30, 2025 respectively, and $0.3 million for both of the three months ended September 30, 2024 and the period of June 18, 2024 (Inception) through September 30, 2024, respectively. These costs were recognized as research and development expense in the Company’s condensed consolidated statement of operations and comprehensive loss. As of September 30, 2025, a total of $0.1 million related to JADE201 remains in related party accrued expenses and other current liabilities in the Company’s condensed balance sheet.
Additionally, the Company is responsible for any additional development costs incurred by Paragon relating to
JADE-003,
which totaled $1.6 million and $3.4 million for the three and nine months ended September 30, 2025, respectively, and $0.3 million for both of the three months ended September 30, 2024 and the period of June 18, 2024 (Inception) through September 30, 2024. These costs were recognized as research and development expense in the Company’s condensed consolidated statement of operations and comprehensive loss. As of September 30, 2025, a total of $1.7 million related to
JADE-003
remains in related party accrued expenses and other current liabilities in the Company’s condensed balance sheet.

Additionally, the Company incurred general and administrative expenses of $0.2 million for both the three and nine month periods ended September 30, 2025, and
$0.4 million and $0.9 million for the three months ended September 30, 2024 and the period of June 18, 2024 (Inception) through September 30, 2024, respectively.
Additionally, as part of the Paragon Option Agreement, on each of December 31, 2025 and December 31, 2026, Jade will grant Parade warrants to purchase a number of shares equal to 1.00% of Jade’s outstanding capital stock as of the date of the grant on a fully-diluted basis, with an exercise price equal to the fair market value of the underlying shares of Jade common stock on each respective grant date. Parade is an entity formed by Paragon as a vehicle to hold equity in Jade in order to share profits with certain employees of Paragon and will not perform any substantive role under the Paragon Option Agreement other than to receive such warrants.
JADE101 License Agreement
In October 2024, Jade entered into a License Agreement with Paragon (the “JADE101 License Agreement”), pursuant to which Paragon granted Jade a royalty-bearing, worldwide, exclusive and sublicensable license to use, make, sell, import, export and otherwise exploit certain monospecific antibodies and products targeting APRIL in the field of prophylaxis, palliation, treatment and diagnosis of human disease and disorders in all therapeutic areas (the “field”). Among other rights, Paragon specifically granted Jade a royalty-bearing, worldwide
,
exclusive and sublicensable in the field to Paragon’s patents covering the antibodies generated under the APRIL Research Plan performed by Paragon under the Option Agreement, and their method of use and method of manufacture. Under the terms of the JADE101 License Agreement, Jade is obligated to pay Paragon up to $22.0 million based on specific development and regulatory milestones, including a $1.5 million fee for nomination of a development candidate, which was paid in December 2024, and a further milestone payment of $2.5 million upon the first dosing of a human patient in a Phase 1 trial, which was paid in September 2025. On a product-by-product
basis, we are obligated to pay sublicensing fees of up to approximately $20.1 million, mainly upon the achievement of commercial milestones. Jade will pay Paragon a low to mid-single-digit
percentage royalty based on annual net sales of the products in the field, subject to a 30% reduction if there is no valid patent covering the product in the country. The royalty term ends on the later of (i) the twelfth anniversary of the date of first sale of a Company product or (ii) the expiration of the last-to-expire
valid patent covering the product or the multispecific product in the country at issue.
In addition, the following paragraph summarizes other key terms of the JADE101 License Agreement. Paragon will not conduct any new campaigns that generate APRIL monospecific antibodies in the field for at least five years. Jade and Paragon may pursue the development and commercialization of multispecific antibodies and products directed to APRIL in the field, and Jade has a right of first negotiation for any such multispecific antibodies and products proposed by Paragon for a period of five years from the execution of the JADE101 License Agreement. The JADE101 License Agreement may be terminated on 60 days’ notice by us; on material breach without cure; and to the extent permitted by law, on a party’s insolvency or bankruptcy
.
In December 2024, Jade completed its selection of the JADE101 development candidate, and Jade paid Paragon the related $1.5 million milestone payment and recorded the payment as research and development expense. In December 2024, Jade recorded a $0.1 million nonrefundable sublicensee fee under the JADE101 License Agreement as research and development expense. In August 2025, Jade recorded a $0.3 million nonrefundable sublicense fee related to a clinical development milestone under the JADE101 License Agreement as research and development expense. Additionally, the Company was also obligated to pay Paragon $2.5 million following the first in human clinical trial dosing, which occurred in August 2025, was expensed in research and development costs, and was paid in September 2025.

JADE201 License Agreement
In October 2025, Jade and Paragon entered into a License Agreement (the “JADE201 License Agreement”), pursuant to which Paragon granted the Company a royalty-bearing, worldwide, exclusive license to use, make, sell, import, export and otherwise exploit certain antibodies and products targeting
BAFF-R
in the field. Among other rights, Paragon specifically granted Jade a royalty-bearing, worldwide, exclusive and sublicensable in the field to Paragon’s patents covering the antibodies generated under the
BAFF-R
Research Plan performed by Paragon under the Option Agreement, and their method of use and method of manufacture. Under the terms of the JADE201 License Agreement, Jade is obligated to pay Paragon up to $22.0 million based on specific development
,
regulatory and clinical milestones for Jade’s first monospecific product to reach such milestones, including a $1.5 million fee for nomination of a development candidate, which was paid in April 2025, and a further milestone payment of $2.5 million upon the first dosing of a human patient in a Phase 1 trial. Jade will pay Paragon a low to mid-single-digit
percentage royalty based on annual net sales of monospecific products in the field, subject to a 30% reduction if there is no valid patent covering the product in the country. The royalty term ends on the later of (i) the last-to-expire
licensed patent or Company patent directed to the manufacture, use or sale of a licensed antibody in the country at issue or (ii) 12 years from the date of first sale of a Company product.
In addition, the following paragraph summarizes other key terms of the License Agreement. Paragon will not conduct any new campaigns that generate anti-BAFF-R
monospecific antibodies in the field for at least 5 years. Paragon may pursue the development and commercialization of multispecific antibodies and products directed at the
BAFF-R
target in the field, subject to certain rights held by Jade, and Jade has a right of first negotiation for any such multispecific antibodies and products proposed by Paragon for a period of five years from the execution of the JADE201 License Agreement. The Agreement may be terminated on 60 days’ notice by Jade; on material breach without cure; and to the extent permitted by law, on a party’s insolvency or bankruptcy.
In March 2025, Jade completed its selection of its development candidate for the JADE201 program, and Jade paid Paragon the related $1.5 million milestone payment and recorded the payment as research and development expense.
Cell Line License Agreement
On February 3, 2025, the Company entered into an amended and restated cell line license agreement (the “Cell Line License Agreement”) with WuXi Biologics Ireland Limited (“WuXi Biologics Ireland”). Under the Cell Line License Agreement, the Company received a non-exclusive,
worldwide, sublicensable license to certain of WuXi Biologics Ireland’s patent rights, know-how,
cell line, biological materials and media and feeds to develop, manufacture, have manufactured, make, have made, import, sell, keep, commercialize and otherwise deal in, use and exploit certain therapeutic products produced through the use of the cell lines licensed by WuXi Biologics Ireland under the Cell Line License Agreement (the “WuXi Biologics Ireland Licensed Products”). JADE101 is, and Jade anticipates that any future product candidates under the JADE101 and JADE201 programs will be, manufactured using a cell line licensed under the Cell Line License Agreement. A cell line has not yet been selected for the
JADE-003
program.
In consideration for the license, the Company incurred a
non-refundable
license fee of $0.2 million in November 2024, which was recorded as research and development expense. Additionally, in June 2025 the Company incurred a non-refundable
license fee of $0.1 million, which was recorded as research and development expense. Additionally, if the Company manufactures all of its commercial supplies of bulk drug product for a particular product with a manufacturer other than WuXi Biologics Ireland or its affiliates, it is required to make royalty payments to WuXi Biologics Ireland in an amount equal to a fraction of a single digit percentage of global net sales of the WuXi Biologics Ireland Licensed Products manufactured by a third-party manufacturer (the “Royalty”). If the Company manufactures part of its commercial supplies of the WuXi Biologics Ireland Licensed Products with WuXi Biologics Ireland or its affiliates, then the Royalty will be reduced accordingly on a pro rata basis. The Company has the option, at any time, to pay WuXi Biologics Ireland a non-refundable
lump-sum
royalty buyout payment on a drug
product-by-drug
product basis to extinguish future Royalty obligations with respect to such drug product.
The Cell Line License Agreement will continue indefinitely unless terminated (i) by the Company upon six months’ prior written notice and its payment of all undisputed amounts due to WuXi Biologics Ireland through the effective date of termination, (ii) by either party for a material breach by the other party that remains uncured for 60 days after written notice, (iii) by WuXi Biologics Ireland if the Company fails to make a payment and such failure continues for 30 days after receiving notice of such failure, or (iv) by either party upon the other party’s bankruptcy.